Offsets	Apr. 26, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Alpha Tau Medical Ltd.
Form or Filing Type	F-3
File Number	333-271073
Initial Filing Date	Apr. 03, 2023
Fee Offset Claimed	$ 17,978.51
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Multiple classes of securities
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 163,144,364.00
Termination / Withdrawal Statement	Pursuant to Rule 457(p) under the Securities Act, the registrant intends to apply $17,978.51 of previously paid filing fees from its Registration Statement on Form F-3 (File No. 333-271073), initially filed on April 3, 2023, and declared effective on April 13, 2023. The offering pursuant to such Registration Statement was terminated as a result of the three-year period in Rule 415(a)(5) having elapsed.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Alpha Tau Medical Ltd.
Form or Filing Type	F-3
File Number	333-271073
Filing Date	Apr. 03, 2023
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Multiple classes of securities
Fee Paid with Fee Offset Source	$ 22,040.00